Schedule of impairment loss assets (Details) - CAD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ (48,672)	$ (29,278)	[1]
As previously reported [member]
IfrsStatementLineItems [Line Items]
Intangible assets		(7,412)
Property, plant and equipment		(837)
Adjustment [member]
IfrsStatementLineItems [Line Items]
Intangible assets		5,229
Property, plant and equipment		(5,229)
Restated [member]
IfrsStatementLineItems [Line Items]
Intangible assets		(2,183)
Property, plant and equipment		$ (6,066)

[1]	The balance includes restricted cash balances totaling $6,517 comprised of $2,630 classified as current and $3,887 classified as non-current.